Warrant Liability - fair value through profit or loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability
Balance - Beginning of year	$ 16,395
Additions		$ 39,841
Change in fair value of warrant liability	(4,535)	(25,008)
Foreign exchange	(308)	1,562
Balance - End of year	$ 11,552	$ 16,395